Summary of Expected Credit Loss Allowance (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 585	$ 862
Impairment loss recognized	1,167	29
Amounts written-off as uncollectible	(23)	(70)
Impairment loss reversed	(31)	(231)
Effect of movement in exchange rates	34	(5)
Ending balance	$ 1,732	$ 585